CURRENCY GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
CURRENCY GAINS / (LOSSES)
NOTE 9 - CURRENCY GAINS / (LOSSES)

		Year ended December 31,
(in millions of Euros)	Notes	2021	2020	2019
Included in Revenue	21	(4)	(6)	(7)
Included in Cost of sales		1	(2)	1
Included in Other gains and losses - net	21	16	(19)	9
Total		13	(27)	3

Realized exchange (losses) / gains on foreign currency derivatives - net	21	(1)	(11)	1
Losses reclassified from OCI as a result of hedge accounting discontinuation	21	—	(6)	—
Unrealized gains / (losses) on foreign currency derivatives - net	21	13	(8)	1
Exchange gains / (losses) from the remeasurement of monetary assets and liabilities - net		1	(2)	1
Total		13	(27)	3
See NOTE 20 - Financial Instruments and NOTE 21 - Financial Risk Management for further information regarding the Company’s foreign currency derivatives and hedging activities.
Foreign currency translation reserve

	At December 31,
(in millions of Euros)	2021	2020
Foreign currency translation reserve at January 1	(13)	4
Effect of currency translation differences	32	(17)
Foreign currency translation reserve at December 31	19	(13)